7. DISTRIBUTION AGREEMENT (Details) (Warrant, USD $)	12 Months Ended
Dec. 31, 2013
Warrant
Fair value of common shares	$ 7.24
Term (years)	5 years
Term-matched risk-free interest rate	1.74%
Term-matched stock volatility	40.00%
Exercise price	$ 9.05